Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Oppenheimer Emerging Markets Local Debt Fund
Prospectus Date	rr_ProspectusDate	Sep. 27, 2018
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2018